Material related party transactions (Tables)	9 Months Ended
Mar. 31, 2022
Material related party transactions
Schedule of Key management personnel compensation

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Short-term employee benefits	2,817	3,264	7,189	11,410
Equity-settled share-based payment expenses	—	—	39,727	—
	2,817	3,264	46,916	11,410

Schedule of balances with related parties

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Proceeds from repayment from related parties
- MINI Investment Holding Limited	—	—	9,508	—
- Nome Design (Guangzhou) Limited	—	—	5,205	—

Sales of lifestyle products
- Miniso Lifestyle Nigeria Limited	—	—	5,312	—
- OasVision International Limited	4,907	3,509	4,907	10,980

Provision of information technology support and consulting services
- Haydon (shanghai) Technology Co., Ltd	—	1,697	—	4,575
- Wow Color Beauty Guangdong Technology Limited	6,400	1,420	6,400	5,450
- ACC Super Accessories Shenzhen Technology Limited	—	—	—	2,725
- Henhaohe Tea Guangdong Limited	—	1,140	—	8,180

Purchase of lifestyle products
- Shanghai Kerong Networks Limited	7,230	3,843	28,514	12,174
- Shenzhen Zhizhi Brand Incubation Limited	2,805	—	18,934	4,407
- Wow Color Beauty Guangdong Technology Limited	3	269	3	668
- Nome Design (Guangzhou) Limited	—	188	581	188
- Haydon (shanghai) Technology Co., Ltd	—	—	—	39
- 199 Global Holding (Guangzhou) Limited	—	—	9	190

Provision of guarantee for a subsidiary of the equity-accounted investee
- Mingyou	160,000	—	160,000	160,000

Purchase of catering services
- Guangzhou Chuyunju Catering Service Co., Ltd.	1,359	1,989	5,318	8,384